Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares Non-redeemable		Share Subscription Receivable from Stockholder	Additional Paid-in Capital	Accumulated Deficit	Total	Share Subscription Receivable from Shareholder
Balance at Nov. 25, 2024
Balance (in Shares) at Nov. 25, 2024
Net income (loss)								1,275	(1,275)
Balance at Nov. 30, 2024			$ 575	$ 575		$ (25,000)	24,425	(1,275)	(1,275)	(25,000)
Balance (in Shares) at Nov. 30, 2024			5,750,000	5,750,000	[1],[2]
Issuance of ordinary shares to sponsor			$ 575				24,425			(25,000)
Surrendered ordinary shares			5,750,000
Collection of share subscription receivable						25,000			25,000
Net income (loss)								(72,670)	(72,670)
Balance at Feb. 28, 2025				$ 575			24,425	(73,945)	(48,945)
Balance (in Shares) at Feb. 28, 2025	[1],[2]			5,750,000
Balance at Nov. 30, 2024			$ 575	$ 575		(25,000)	24,425	(1,275)	(1,275)	(25,000)
Balance (in Shares) at Nov. 30, 2024			5,750,000	5,750,000	[1],[2]
Net income (loss)									(167,328)
Balance at Aug. 31, 2025				$ 575			24,425	(168,603)	(143,603)
Balance (in Shares) at Aug. 31, 2025	[1],[2]			5,750,000
Balance at Nov. 30, 2024			$ 575	$ 575		(25,000)	24,425	(1,275)	(1,275)	(25,000)
Balance (in Shares) at Nov. 30, 2024			5,750,000	5,750,000	[1],[2]
Collection of share subscription receivable									25,000	25,000
Net income (loss)								(204,391)	(204,391)
Balance at Nov. 30, 2025			$ 575	$ 575			31,425	(205,666)	(173,666)
Balance (in Shares) at Nov. 30, 2025			5,750,000	5,750,000	[1],[2]
Additional Sponsor contribution in relation to the issuance of ordinary shares							7,000		7,000
Balance at Feb. 28, 2025				$ 575			24,425	(73,945)	(48,945)
Balance (in Shares) at Feb. 28, 2025	[1],[2]			5,750,000
Net income (loss)								(23,187)	(23,187)
Balance at May. 31, 2025				$ 575			24,425	(97,132)	(72,132)
Balance (in Shares) at May. 31, 2025	[1],[2]			5,750,000
Net income (loss)								(71,471)	(71,471)
Balance at Aug. 31, 2025				$ 575			24,425	(168,603)	(143,603)
Balance (in Shares) at Aug. 31, 2025	[1],[2]			5,750,000
Balance at Nov. 30, 2025			$ 575	$ 575			31,425	(205,666)	(173,666)
Balance (in Shares) at Nov. 30, 2025			5,750,000	5,750,000	[1],[2]
Sale of 570,000 Private Placement Units				$ 57			5,699,943		5,700,000
Sale of 570,000 Private Placement Units (in Shares)	[1],[2]			570,000
Fair value of rights included in Public Shares							3,404,000		3,404,000
Allocated value of transaction costs to Public Rights and Private Placement Units							(245,984)		(245,984)
Accretion for ordinary shares, subject to possible redemption to redemption value							(8,889,384)	(11,320,588)	(20,209,972)
Net income (loss)								1,358,897	1,358,897
Balance at Feb. 28, 2026				$ 632				(10,167,357)	(10,166,725)
Balance (in Shares) at Feb. 28, 2026	[1],[2]			6,320,000
Balance at Nov. 30, 2025			$ 575	$ 575			31,425	(205,666)	(173,666)
Balance (in Shares) at Nov. 30, 2025			5,750,000	5,750,000	[1],[2]
Net income (loss)									4,535,965
Balance at Aug. 31, 2026				$ 632				(11,174,248)	(11,173,616)
Balance (in Shares) at Aug. 31, 2026	[1],[2]			6,320,000
Balance at Feb. 28, 2026				$ 632				(10,167,357)	(10,166,725)
Balance (in Shares) at Feb. 28, 2026	[1],[2]			6,320,000
Accretion for ordinary shares, subject to possible redemption to redemption value								(2,074,592)	(2,074,592)
Net income (loss)								1,301,099	1,301,099
Balance at May. 31, 2026				$ 632				(10,940,850)	(10,940,218)
Balance (in Shares) at May. 31, 2026	[1],[2]			6,320,000
Accretion for ordinary shares, subject to possible redemption to redemption value								(2,109,367)	(2,109,367)
Net income (loss)								1,875,969	1,875,969
Balance at Aug. 31, 2026				$ 632				$ (11,174,248)	$ (11,173,616)
Balance (in Shares) at Aug. 31, 2026	[1],[2]			6,320,000

[1]	All share and per-share data have been retrospectively presented to reflect the 5,750,000 Founder Shares held by the Sponsor. See Notes 1 and 6.
[2]	Includes up to 750,000 ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 ordinary shares are no longer subject to forfeiture (Note 6).